Subsequent Events - Summary of Estimated Fair Value of Assets Acquired And Liabilities Assumed (Details) - Subsequent Event [Member]	Dec. 31, 2016 USD ($)
Cash	$ 39,144
Accounts receivable	187,502
Recoverable taxes	50,263
Other current assets	2,675
Property and equipment	493
Goodwill and other intangible assets	4,737,389
Total assets acquired at fair value	5,017,466
Accounts payable and accrued expenses	423,891
Payroll taxes	6,224
Total liabilities assumed	430,115
Total purchase consideration	$ 4,587,351